Property and equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, net
Property and equipment, gross	$ 6,625,678	$ 5,443,878
Less: accumulated depreciation and amortization	(4,785,259)	(4,138,157)
Property and equipment, net	1,840,419	1,305,721
Depreciation and amortization expense	1,296,956	1,456,990	1,763,832
Leasehold improvements
Property and equipment, net
Property and equipment, gross	1,287,820	1,593,739
Computers and office equipment
Property and equipment, net
Property and equipment, gross	4,329,524	3,303,347
Vehicle
Property and equipment, net
Property and equipment, gross	370,346	144,453
Software
Property and equipment, net
Property and equipment, gross	$ 637,988	$ 402,339